Schedule of long-term borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Vendor installment loans	$ 744,480	$ 2,879,365
Bank term loan	536,592	583,461
Total	1,281,072	3,462,826
Less: current portion of loans payable	776,753	2,909,764
Long-term debt payable	$ 504,319	$ 553,062